Earnings Per Share (Details) - Schedule of Basic and Diluted Earnings Per Share - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income	$ 1,415,745	$ 1,669,357	$ 1,688,859
Denominator:
Weighted-average shares used in computing basic and diluted net income per share	10,987,679	10,987,679	10,987,679
Net income per share of ordinary shares: -basic and diluted	$ 0.13	$ 0.15	$ 0.15